United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/22

Date of Reporting Period: Six months ended 12/31/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2021

Bank Loan Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At December 31, 2021, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	17.2%
Health Care	14.7%
Media Entertainment	6.6%
Insurance - P&C	4.9%
Finance Companies	4.8%
Chemicals	4.2%
Cable Satellite	3.8%
Other[2]	37.7%
Other Security Types[3]	7.2%
Cash Equivalents[4]	2.2%
Other Assets and Liabilities - Net[5]	(3.3)%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Credit Suisse Leveraged
Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of exchange-traded funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2021 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—74.2%
		Aerospace/Defense—0.7%
$ 6,947,500		Peraton Corp., Term Loan B–1st Lien, 4.500% (1-month USLIBOR +3.750%), 2/1/2028	$ 6,962,368
2,579,460		TransDigm, Inc., 2020 Term Loan E–1st Lien, 2.354% (1-month USLIBOR +2.250%), 5/30/2025	2,548,235
3,665,800		TransDigm, Inc., 2020 Term Loan F–1st Lien, 2.354% (1-month USLIBOR +2.250%), 12/9/2025	3,620,674
		TOTAL	13,131,277
		Airlines—0.3%
5,000,000		AAdvantage Loyalty IP Ltd., 2021 Term Loan–1st Lien, 5.500% (3-month USLIBOR +4.750%), 4/20/2028	5,189,725
		Automotive—1.0%
1,990,000		Adient US LLC, 2021 Term Loan B–1st Lien, 3.604% (1-month USLIBOR +3.500%), 4/10/2028	1,992,906
7,325,349		Clarios Global LP, 2021 Term Loan B–1st Lien, 3.354% (1-month USLIBOR +3.250%), 4/30/2026	7,296,964
800,000		DexKo Global, Inc., 2021 Delayed Draw Term Loan–1st Lien, 1.875%–4.250% (3-month USLIBOR Unfunded +3.750%), 10/4/2028	798,440
4,200,000		DexKo Global, Inc., 2021 Term Loan B, 4.250% (3-month USLIBOR +3.750%), 10/4/2028	4,191,810
2,885,939		TI Group Automotive Systems, LLC, 2021 Term Loan–1st Lien, 3.750% (3-month USLIBOR +3.250%), 12/16/2026	2,885,939
1,985,000		Truck Hero, Inc., 2021 Term Loan B–1st Lien, 4.000% (1-month USLIBOR +3.250%), 1/31/2028	1,978,340
		TOTAL	19,144,399
		Building Materials—2.2%
1,466,250		American Builders & Contractors Supply Co., Inc., 2019 Term Loan–1st Lien, 2.104% (1-month USLIBOR +2.000%), 1/15/2027	1,458,611
6,761,371		Cornerstone Building Brands, Inc., 2021 Term Loan B–1st Lien, 3.750% (1-month USLIBOR +3.250%), 4/12/2028	6,759,275
6,947,958		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 4.250% (3-month USLIBOR +3.750%), 11/23/2027	6,927,114
857,143	[2]	DiversiTech Holdings, Inc., 2021 Delayed Draw Term Loan–1st Lien, TBD, 12/15/2028	857,413
4,142,857	[2]	DiversiTech Holdings, Inc., 2021 Term Loan–1st Lien, TBD, 12/15/2028	4,144,162
4,000,000	[2]	DiversiTech Holdings, Inc., 2021 Term Loan–2nd Lien, TBD, 12/15/2029	4,017,520
6,965,000		Foundation Building Materials Holding Co. LLC, 2021 Term Loan–1st Lien, 3.750% (3-month USLIBOR +3.000%), 2/3/2028	6,925,822
333,333	[2]	IPS Corp., 2021 Delayed Draw Term Loan–1st Lien, TBD, 10/2/2028	333,333
1,666,667		IPS Corp., 2021 Term Loan–1st Lien, 4.250% (1-month USLIBOR +3.750%), 10/2/2028	1,666,667
2,493,750		SRS Distribution, Inc., 2021 Term Loan B–1st Lien, 4.250% (3-month USLIBOR +3.750%), 6/2/2028	2,491,855
1,600,625		Standard Industries, Inc., Term Loan–1st Lien, 3.000% (3-month USLIBOR+2.500%), 9/22/2028	1,603,962
3,960,000		White Cap Buyer LLC, Term Loan B–1st Lien, 4.500% (1-month USLIBOR +4.000%), 10/19/2027	3,968,534
		TOTAL	41,154,268
		Cable Satellite—2.8%
3,801,526		Altice France S.A., Term Loan B12–1st Lien, 3.811% (3-month USLIBOR +3.680%), 1/31/2026	3,775,391
1,849,962		Charter Communications Operating, LLC, 2019 Term Loan B2–1st Lien, 1.860% (1-month USLIBOR +1.750%), 2/1/2027	1,834,635
1,880,156		CSC Holdings, LLC, 2017 Term Loan B1–1st Lien, 2.360% (3-month USLIBOR +2.250%), 7/17/2025	1,854,304
3,870,354		CSC Holdings, LLC, 2018 Incremental Term Loan–1st Lien, 2.360% (3-month USLIBOR +2.250%), 1/15/2026	3,825,844
1,946,578		CSC Holdings, LLC, 2019 Term Loan B5–1st Lien, 2.610% (3-month USLIBOR +2.500%), 4/15/2027	1,924,679
7,820,000		DirecTV Financing, LLC, Term Loan–1st Lien, 5.750% (3-month USLIBOR +5.000%), 8/2/2027	7,837,282
2,420,408		Intelsat Jackson Holdings S.A., 2017 Term Loan B3–1st Lien, 8.000% (PRIME +4.750%), 11/27/2023	2,420,904
1,000,000		Intelsat Jackson Holdings S.A., 2017 Term Loan B4–1st Lien, 8.750% (PRIME +5.500%), 1/2/2024	1,000,780
12,275,000		Telenet Financing USD LLC, 2020 Term Loan AR–1st Lien, 2.110% (3-month USLIBOR +2.000%), 4/30/2028	12,077,066
5,000,000		UPC Financing Partnership, 2021 Term Loan AX–1st Lien, 3.110% (3-month USLIBOR +3.000%), 1/31/2029	4,989,050
5,500,000		Virgin Media Bristol LLC, Term Loan N–1st Lien, 2.610% (3-month USLIBOR +2.500%), 1/31/2028	5,457,622
6,000,000		Ziggo Financing Partnership, Term Loan I–1st Lien, 2.610% (3-month USLIBOR +2.500%), 4/30/2028	5,943,750
		TOTAL	52,941,307
		Chemicals—4.0%
5,970,000		Atotech B.V., 2021 Term Loan B–1st Lien, 3.000% (1-month USLIBOR +2.500%, 3-month USLIBOR +2.500%), 3/18/2028	5,966,060
6,865,408		Element Solutions, Inc., 2019 Term Loan B1–1st Lien, 2.104% (1-month USLIBOR +2.000%), 1/31/2026	6,848,245
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 1,181,339		H.B. Fuller Co., 2017 Term Loan B–1st Lien, 2.104% (1-month USLIBOR +2.000%), 10/20/2024	$ 1,182,893
3,769,599		Illuminate Buyer, LLC, 2021 Term Loan–1st Lien, 3.604% (1-month USLIBOR +3.500%), 6/30/2027	3,752,598
8,000,000		Illuminate Merger Sub Corp., Term Loan, 7.250% (3-month USLIBOR +6.750%), 6/30/2029	7,950,040
6,000,000		Illuminate Merger Sub Corp., Term Loan, 4.000% (3-month USLIBOR +3.500%), 7/21/2028	5,961,570
2,985,000		INEOS Styrolution US Holding LLC, 2021 Term Loan B, 3.250% (1-month USLIBOR +2.750%), 1/29/2026	2,980,030
6,467,500		Lonza Group AG, Term Loan B, 4.750% (6-month USLIBOR +4.000%), 7/3/2028	6,473,773
3,351,627		Messer Industries GmbH, 2018 Term Loan–1st Lien, 2.724% (3-month USLIBOR +2.500%), 3/2/2026	3,330,345
5,000,000	[2]	Olympus Water US Holding Corp., 2021 Term Loan B–1st Lien, TBD, 11/9/2028	4,990,625
5,938,363		Polar US Borrower, LLC, 2018 Term Loan–1st Lien, 4.874%–7.000% (1-month USLIBOR +4.750%, 3-month USLIBOR +4.750%, PRIME +3.750%), 10/15/2025	5,949,497
6,965,000		Potters Industries, LLC, Term Loan B–1st Lien, 4.750% (3-month USLIBOR +4.000%), 12/14/2027	6,986,800
995,000		PQ Corp., 2021 Term Loan B–1st Lien, 3.250% (3-month USLIBOR +2.750%), 6/9/2028	995,622
4,000,000		Sparta U.S. HoldCo LLC, 2021 Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.500%), 8/2/2028	4,010,000
3,734,307		Starfruit Finco B.V, 2018 Term Loan B–1st Lien, 3.102% (1-month USLIBOR +3.000%), 10/1/2025	3,726,147
5,000,000		W.R. Grace & Co.-Conn., 2021 Term Loan B–1st Lien, 4.250% (3-month USLIBOR +3.750%), 9/22/2028	5,015,000
		TOTAL	76,119,245
		Consumer Cyclical Services—2.9%
13,847,518		Allied Universal Holdco LLC, 2021 Incremental Term Loan B–1st Lien, 4.250% (3-month USLIBOR +3.750%), 5/12/2028	13,819,892
4,937,500		AP Core Holdings II, LLC, Amortization Term Loan B1– 1st Lien, 6.250% (1-month USLIBOR +5.500%), 9/1/2027	4,945,203
6,000,000		AP Core Holdings II, LLC, High-Yield Term Loan B2–1st Lien, 6.250% (1-month USLIBOR +5.500%), 9/1/2027	6,017,490
6,796,110		Core & Main LP, 2021 Term Loan B–1st Lien, 2.602% (1-month USLIBOR +2.500%), 7/27/2028	6,767,804
3,496,523		Garda World Security Corp., 2021 Term Loan B–1st Lien, 4.360% (1-month USLIBOR +4.250%), 10/30/2026	3,496,173
4,000,000		Jack Ohio Finance LLC, Term Loan–1st Lien, 5.500% (1-month USLIBOR +4.750%), 10/4/2028	3,997,520
4,294,564		Post Holdings, Inc., 2021 Term Loan B–1st Lien, 4.750% (1-month USLIBOR +4.000%), 10/21/2024	4,309,660
8,955,000		Signal Parent, Inc., Term Loan B–1st Lien, 4.250% (1-month USLIBOR +3.500%), 4/3/2028	8,731,125
3,990,000		U.S. Anesthesia Partners, Inc., 2021 Term Loan–1st Lien, 4.750% (6-month USLIBOR +4.250%), 10/1/2028	3,985,272
		TOTAL	56,070,139
		Consumer Products—1.7%
4,890,568		BCPE Empire Holdings, Inc., 2019 Term Loan B–1st Lien, 4.104% (1-month USLIBOR +4.000%), 6/11/2026	4,868,414
3,970,000		CNT Holdings I Corp, 2020 Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.500%), 11/8/2027	3,977,444
1,500,000		CNT Holdings I Corp, 2020 Term Loan–2nd Lien, 7.500% (3-month USLIBOR +6.750%), 11/6/2028	1,513,125
8,000,000		Diamond (BC) B.V., 2021 Term Loan B–1st Lien, 3.500% (3-month USLIBOR +3.000%), 9/29/2028	7,985,600
3,970,000		Energizer Holdings, Inc., 2020 Term Loan–1st Lien, 2.750% (1-month USLIBOR +2.000%), 12/22/2027	3,966,288
634,003		New Constellis Borrower LLC, 2020 PIK Term Loan–2nd Lien, 12.000% (1-month USLIBOR +11.000%), 3/27/2025	408,932
4,962,500		Sunshine Luxembourg VII SARL, 2021 Term Loan B3–1st Lien, 4.500% (3-month USLIBOR +3.750%), 10/1/2026	4,987,833
1,850,000		Welbilt, Inc., 2018 Term Loan B–1st Lien, 2.604% (1-month USLIBOR +2.500%), 10/23/2025	1,846,531
2,481,250		WOOF Holdings, Inc., Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.750%), 12/21/2027	2,486,684
500,000		WOOF Holdings, Inc., Term Loan–2nd Lien, 8.000% (6-month USLIBOR +7.250%), 12/21/2028	505,315
		TOTAL	32,546,166
		Diversified—0.3%
3,000,000	[2]	Pre-Paid Legal Services, Inc., 2021 Term Loan–1st Lien, TBD, 12/15/2028	2,986,245
3,000,000	[2]	Pre-Paid Legal Services, Inc., 2021 Term Loan–2nd Lien, TBD, 12/15/2029	2,998,140
		TOTAL	5,984,385
		Diversified Manufacturing—1.4%
12,441,461		Dynacast International LLC, 2021 First Out Term Loan, 5.750% (3-month USLIBOR +4.750%), 7/22/2025	12,445,380
1,980,509		Gardner Denver, Inc., 2020 Term Loan B2–1st Lien, 1.854% (1-month USLIBOR +1.750%), 3/1/2027	1,961,387
3,360,747		Gates Global LLC, 2021 Term Loan B3–1st Lien, 3.250% (1-month USLIBOR +2.500%), 3/31/2027	3,357,588
982,500		Ingersoll-Rand Services Co., 2020 Spinco Term Loan–1st Lien, 1.854% (1-month USLIBOR +1.750%), 3/1/2027	973,014
2,798,992		Titan Acquisition Ltd., 2018 Term Loan B–1st Lien, 3.354% (1-month USLIBOR +3.000%), 3/28/2025	2,757,203
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Diversified Manufacturing—continued
$ 4,962,500		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 4.250% (3-month USLIBOR +3.750%), 3/2/2028	$ 4,964,063
		TOTAL	26,458,635
		Financial Institutions—0.8%
10,130,007		Sedgwick Claims Management Services, Inc., 2018 Term Loan B–1st Lien, 3.354% (1-month USLIBOR +3.250%), 12/31/2025	10,063,554
3,900,000		Sedgwick Claims Management Services, Inc., 2019 Term Loan B–1st Lien, 3.854% (1-month USLIBOR +3.750%), 9/3/2026	3,901,346
2,179,125		Sedgwick Claims Management Services, Inc., 2020 Term Loan B3–1st Lien, 5.250% (1-month USLIBOR +4.250%), 9/3/2026	2,185,357
		TOTAL	16,150,257
		Food & Beverage—0.5%
1,865,000		Aramark Services, Inc., 2019 Term Loan B4–1st Lien, 1.851% (1-month USLIBOR +1.750%), 1/15/2027	1,842,387
4,987,500		City Brewing Co. LLC, Closing Date Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.500%), 4/5/2028	4,752,664
861,288		Reynolds Consumer Products LLC, Term Loan–1st Lien, 1.854% (1-month USLIBOR +1.750%), 2/4/2027	857,825
3,000,000		US Foods, Inc., 2021 Term Loan B–1st Lien, 2.854% (1-month USLIBOR +2.750%), 11/17/2028	3,002,250
		TOTAL	10,455,126
		Gaming—2.0%
3,152,663		Boyd Gaming Corp., Term Loan B3–1st Lien, 2.354% (1-month USLIBOR +2.250%), 9/15/2023	3,155,232
3,298,719		Caesars Resort Collection, LLC, 2017 Term Loan B–1st Lien, 2.854% (1-month USLIBOR +2.750%), 12/23/2024	3,285,838
4,937,500		Caesars Resort Collection, LLC, 2020 Term Loan B1–1st Lien, 3.604% (1-month USLIBOR +3.500%), 7/21/2025	4,947,375
2,977,500		Churchill Downs, Inc., 2021 Incremental Term Loan B1–1st Lien, 2.110% (1-month USLIBOR +2.000%), 3/17/2028	2,963,848
3,133,697		Golden Entertainment, Inc., 2017 Term Loan–1st Lien, 3.750% (1-month USLIBOR +3.000%), 10/21/2024	3,133,054
7,860,300		J&J Ventures Gaming, LLC, Term Loan–1st Lien, 4.750% (1-month USLIBOR +4.000%), 4/26/2028	7,879,951
4,581,576		Penn National Gaming, Inc., 2018 Term Loan B–1st Lien, 3.000% (1-month USLIBOR +2.250%), 10/15/2025	4,584,096
3,000,000		Raptor Acquisition Corp., 2021 Term Loan–1st Lien, 4.750% (3-month USLIBOR +4.000%), 11/1/2026	3,010,320
2,992,500		Stars Group Holdings BV, Term Loan–1st Lien, 2.474% (3-month USLIBOR +2.250%), 7/21/2026	2,985,602
1,706,712		Station Casinos LLC, 2020 Term Loan B–1st Lien, 2.500% (1-month USLIBOR +2.250%), 2/8/2027	1,694,783
		TOTAL	37,640,099
		Health Care—12.3%
1,995,000		AHP Health Partners, Inc., 2021 Term Loan B–1st Lien, 4.000% (1-month USLIBOR +3.500%), 8/4/2028	1,998,122
8,343,065		Athenahealth, Inc., 2021 Term Loan B1–1st Lien, 4.400% (3-month USLIBOR +4.250%), 2/11/2026	8,354,537
4,987,500		Avantor Funding, Inc., 2021 Term Loan B5–1st Lien, 2.750% (1-month USLIBOR +2.250%), 11/8/2027	4,991,141
8,000,000		Aveanna Healthcare, LLC, 2021 Term Loan–2nd Lien, 7.500% (3-month USLIBOR +7.000%), 12/10/2029	7,990,000
2,872,500		Carestream Dental Equipment, Inc., 2017 Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.250%), 9/1/2024	2,843,775
3,000,000		Carestream Dental Equipment, Inc., 2021 Term Loan–1st Lien, 5.000% (3-month USLIBOR +4.500%), 9/1/2024	3,000,000
5,000,000		Carestream Dental Equipment, Inc., 2021 Term Loan–2nd Lien, 9.000% (3-month USLIBOR +8.000%), 9/1/2025	4,975,000
7,778,970		Carestream Health, Inc., 2020 Extended PIK Term Loan–2nd Lien, 13.500% (3-month USLIBOR + 5.500% cash pay +8.000% PIK), 8/8/2023	7,613,667
1,181,314		Carestream Health, Inc., 2020 Extended Term Loan–1st Lien, 7.750% (3-month USLIBOR +6.750%), 5/8/2023	1,186,979
7,333,589		Curia Global, Inc., 2021 Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.750%), 8/30/2026	7,351,923
3,960,000		Curium BidCo S.a r.l., 2020 Term Loan–1st Lien, 5.000% (3-month USLIBOR +4.250%), 12/2/2027	3,974,850
2,000,000		Curium BidCo S.a r.l., 2020 Term Loan–2nd Lien, 8.500% (3-month USLIBOR +7.750%), 10/27/2028	2,022,500
6,743,793		Elanco Animal Health, Inc., Term Loan B–1st Lien, 1.849% (3-month USLIBOR +1.750%), 8/1/2027	6,665,296
15,632,333		Endo Luxembourg Finance Co. I S.a r.l., 2021 Term Loan–1st Lien, 5.750% (3-month USLIBOR +5.000%), 3/27/2028	15,244,494
8,725,076		Envision Healthcare Corp., 2018 Term Loan–1st Lien, 3.854% (1-month USLIBOR +3.750%), 10/10/2025	7,048,248
11,710,726		Exactech, Inc., 2018 Term Loan B–1st Lien, 4.750% (1-month USLIBOR +3.750%), 2/14/2025	11,544,785
5,353,980		Global Medical Response, Inc., 2017 Incremental Term Loan–1st Lien, 5.250% (6-month USLIBOR +4.250%), 3/14/2025	5,341,558
9,900,000		Global Medical Response, Inc., 2020 Term Loan B–1st Lien, 5.250% (3-month USLIBOR +4.250%), 10/2/2025	9,872,775
1,250,000	[2]	ICU Medical, Inc., Term Loan B–1st Lien, TBD, 12/15/2028	1,253,381
1,488,230		IQVIA, Inc., 2017 Term Loan B1–1st Lien, 1.854% (1-month USLIBOR +1.750%), 3/7/2024	1,488,602
893,653		IQVIA, Inc., 2017 Term Loan B2–1st Lien, 1.854% (1-month USLIBOR +1.750%), 1/17/2025	891,839
2,264,446		IQVIA, Inc., 2018 Term Loan B3–1st Lien, 1.974% (3-month USLIBOR +1.750%), 6/11/2025	2,259,736
2,000,000		MDVIP, Inc., 2021 Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.750%), 10/16/2028	2,001,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 1,000,000		MDVIP, Inc., 2021 Term Loan–2nd Lien, 7.000% (3-month USLIBOR +6.500%), 10/15/2029	$ 1,007,500
3,500,000		MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.750%)), 1/28/2028	3,505,460
3,000,000	[2]	MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan –2nd Lien, TBD, 12/17/2029	2,999,055
7,000,000		Medline Borrower, LP, Term Loan B–1st Lien, 3.750% (1-month USLIBOR +3.250%), 10/23/2028	7,006,335
3,832,400		MH Sub I, LLC, 2017 Term Loan–1st Lien, 3.604% (1-month USLIBOR +3.500%), 9/13/2024	3,818,756
13,120,249		MH Sub I, LLC, 2020 Incremental Term Loan–1st Lien, 4.750% (1-month USLIBOR +3.750%), 9/13/2024	13,164,005
6,000,000		MH Sub I, LLC, 2021 Term Loan–2nd Lien, 6.352% (1-month USLIBOR +6.250%), 2/12/2029	6,052,500
4,987,500		MPH Acquisition Holdings LLC, 2021 Term Loan B–1st Lien, 4.750% (3-month USLIBOR +4.250%), 8/17/2028	4,881,541
386,764		National Mentor Holdings, Inc., 2021 Delayed Draw Term Loan–1st Lien, 3.750% (3-month USLIBOR Unfunded +3.750%), 3/2/2028	383,138
10,805,527		National Mentor Holdings, Inc., 2021 Term Loan–1st Lien, 4.500% (1-month USLIBOR +3.750%, 3-month USLIBOR +3.750%), 3/2/2028	10,704,225
2,000,000		National Mentor Holdings, Inc., 2021 Term Loan–2nd Lien, 8.000% (3-month USLIBOR +7.250%), 3/2/2029	1,997,500
262,391		National Mentor Holdings, Inc., 2021 Term Loan C–1st Lien, 4.500% (3-month USLIBOR +3.750%), 3/2/2028	259,931
2,969,836		Navicure, Inc., 2019 Term Loan B–1st Lien, 4.104% (1-month USLIBOR +4.000%), 10/22/2026	2,971,068
2,488,756		Ortho-Clinical Diagnostics SA, 2018 Term Loan B–1st Lien, 3.103% (1-month USLIBOR +3.000%), 6/30/2025	2,490,287
2,977,500		Packaging Coordinators Midco, Inc., 2020 Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.750%), 11/30/2027	2,981,222
10,000,000		Parexel International Corp., 2021 Term Loan–1st Lien, 4.000% (1-month USLIBOR +3.500%), 11/15/2028	10,013,800
3,482,500		Pluto Acquisition I, Inc., 2021 Term Loan–1st Lien, 4.175% (3-month USLIBOR +4.000%), 6/22/2026	3,475,970
4,965,050		Press Ganey Holdings, Inc., 2021 Term Loan B–1st Lien, 4.500% (3-month USLIBOR +3.750%), 7/24/2026	4,975,129
4,975,000		Radnet Management, Inc., 2021 Term Loan–1st Lien, 3.750% (3-month USLIBOR +3.000%), 4/21/2028	4,981,219
6,345,456		RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B–1st Lien, 3.852% (1-month USLIBOR +3.750%), 11/16/2025	6,348,597
997,500		Signify Health, LLC, 2021 Term Loan B–1st Lien, 3.750% (3-month USLIBOR +3.250%), 6/22/2028	996,253
4,750,000		Sotera Health Holdings, LLC, 2021 Term Loan–1st Lien, 3.250% (3-month USLIBOR +2.750%), 12/11/2026	4,738,861
14,502,396		Team Health Holdings, Inc., Term Loan–1st Lien, 3.750% (1-month USLIBOR +2.750%), 2/6/2024	13,907,797
1,701,875		Vizient, Inc., 2020 Term Loan B6–1st Lien, 2.104% (1-month USLIBOR +2.000%), 5/6/2026	1,688,847
		TOTAL	235,263,454
		Independent Energy—0.7%
7,000,000		Ascent Resources Utica Holdings, LLC, Term Loan–2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	7,592,060
5,000,000		Southwestern Energy Co., 2021 Term Loan, 3.000% (SOFRTE +2.500%), 6/22/2027	5,015,650
		TOTAL	12,607,710
		Industrial - Other—3.1%
2,962,575		Alchemy Copyrights, LLC, Term Loan B–1st Lien, 3.500% (3-month USLIBOR +3.000%), 3/10/2028	2,969,982
721		Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B–1st Lien, 4.500% (3-month USLIBOR +3.500%), 6/28/2024	723
4,456,278		EXC Holdings III Corp., 2017 Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.500%), 12/2/2024	4,478,559
5,638,082		EXC Holdings III Corp., 2017 Term Loan–2nd Lien, 8.500% (3-month USLIBOR +7.500%), 12/1/2025	5,652,177
6,299,722		Filtration Group Corp., 2018 Term Loan–1st Lien, 3.104% (1-month USLIBOR +3.000%), 3/29/2025	6,255,435
4,987,500		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 4.000% (1-month USLIBOR +3.500%), 10/21/2028	4,988,547
798,084		Fluid-Flow Products, Inc., Delayed Draw Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.750%), 3/31/2028	797,086
4,179,000		Fluid-Flow Products, Inc., Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.750%), 3/31/2028	4,173,776
1,500,000		Fluid-Flow Products, Inc., Term Loan–2nd Lien, 7.250% (3-month USLIBOR +6.750%), 3/16/2029	1,511,250
4,975,000		Madison IAQ LLC, Term Loan–1st Lien, 3.750% (6-month USLIBOR +3.250%), 6/21/2028	4,977,065
5,000,000	[2]	Madison Safety & Flow LLC, Term Loan–1st Lien, TBD, 12/14/2028	5,006,250
5,000,000	[2]	Madison Safety & Flow LLC, Term Loan–2nd Lien, TBD, 12/14/2029	5,025,000
2,977,500		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 2.750% (1-month USLIBOR +2.250%, 2-month USLIBOR +2.250%, 3-month USLIBOR +2.250%), 2/11/2028	2,977,500
1,930,000		Vectra Co., Term Loan–1st Lien, 3.354% (1-month USLIBOR +3.250%), 3/8/2025	1,858,436
1,561,650		Vectra Co., Term Loan–2nd Lien, 7.354% (1-month USLIBOR +7.250%), 3/8/2026	1,531,713
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Industrial - Other—continued
$ 5,917,930		Vertical US Newco, Inc., Term Loan B–1st Lien, 4.000% (6-month USLIBOR +3.500%), 7/30/2027	$ 5,929,441
		TOTAL	58,132,940
		Insurance - P&C—4.3%
12,860,075		AmWINS Group, Inc., 2021 Term Loan B–1st Lien, 3.000% (1-month USLIBOR +2.250%), 2/19/2028	12,781,050
4,671,137		AssuredPartners, Inc., 2020 Term Loan B–1st Lien, 3.604% (1-month USLIBOR +3.500%), 2/12/2027	4,642,270
6,927,731		AssuredPartners, Inc., 2021 Term Loan B–1st Lien, 4.000% (1-month USLIBOR +3.500%), 2/12/2027	6,926,657
2,625,647		Asurion LLC, 2018 Term Loan B6–1st Lien, 3.229% (1-month USLIBOR +3.120%), 11/3/2023	2,622,365
4,810,155		Asurion LLC, 2018 Term Loan B7–1st Lien, 3.104% (1-month USLIBOR +3.000%), 11/3/2024	4,794,257
2,548,301		Asurion LLC, 2020 Term Loan B8–1st Lien, 3.354% (1-month USLIBOR +3.250%), 12/23/2026	2,534,502
5,000,000		Asurion LLC, 2021 Term Loan B3–2nd Lien, 5.355% (1-month USLIBOR +5.250%), 1/31/2028	5,021,875
7,000,000		Asurion LLC, 2021 Term Loan B4–2nd Lien, 5.354% (1-month USLIBOR +5.250%), 1/20/2029	6,980,330
3,970,000		Asurion LLC, 2021 Term Loan B9–1st Lien, 3.354% (1-month USLIBOR +3.250%), 7/31/2027	3,950,646
6,753,042		Hub International Ltd., 2018 Term Loan B–1st Lien, 2.875%–2.974% (3-month USLIBOR +2.750%), 4/25/2025	6,683,992
7,930,300		Hub International Ltd., 2021 Term Loan B–1st Lien, 3.474%–4.000% (3-month USLIBOR +3.250%), 4/25/2025	7,939,777
7,106,404		NFP Corp., 2020 Term Loan–1st Lien, 3.354% (1-month USLIBOR +3.250%), 2/15/2027	7,003,717
4,937,500		Ryan Specialty Group, LLC, Term Loan–1st Lien, 3.750% (1-month USLIBOR +3.000%), 9/1/2027	4,945,523
2,345,494		USI, Inc., 2017 Repriced Term Loan–1st Lien, 3.224% (3-month USLIBOR +3.000%), 5/16/2024	2,330,213
2,450,041		USI, Inc., 2019 Incremental Term Loan B–1st Lien, 3.474% (3-month USLIBOR +3.250%), 12/2/2026	2,438,011
		TOTAL	81,595,185
		Leisure—0.1%
1,907,981		AMC Entertainment Holdings, Inc., 2019 Term Loan B–1st Lien, 3.103% (1-month USLIBOR +3.000%), 4/22/2026	1,725,530
		Lodging—0.8%
7,361,603		Aimbridge Acquisition Co., Inc., 2019 Term Loan B–1st Lien, 3.854% (1-month USLIBOR +3.750%), 2/2/2026	7,214,370
2,851,883		Alterra Mountain Co., Term Loan B1–1st Lien, 2.854% (1-month USLIBOR +2.750%), 7/31/2024	2,824,705
4,783,701		Four Seasons Hotels Ltd., New Term Loan–1st Lien, 2.104% (1-month USLIBOR +2.000%), 11/30/2023	4,771,742
		TOTAL	14,810,817
		Media Entertainment—5.6%
3,000,000		AVSC Holding Corp., 2018 Term Loan–2nd Lien, 8.250% (3-month USLIBOR +7.250%), 9/1/2025	2,432,490
3,862,304		AVSC Holding Corp., 2020 Term Loan B1–1st Lien, 4.250% (3-month USLIBOR +3.250%), 3/3/2025	3,566,837
1,485,291		AVSC Holding Corp., 2020 Term Loan B2–1st Lien, 6.500% (3-month USLIBOR +4.500% cash pay + 1.000% PIK), 10/15/2026	1,387,158
9,859,090		Clear Channel Outdoor Holdings, Inc., Term Loan B–1st Lien, 3.629% (3-month USLIBOR +3.500%), 8/21/2026	9,736,887
7,195,518		Comet Bidco Ltd., 2018 Term Loan B–1st Lien, 6.000% (6-month USLIBOR +5.000%), 9/30/2024	6,823,150
3,280,522		Cumulus Media New Holdings, Inc., Term Loan B–1st Lien, 4.750% (3-month USLIBOR +3.750%), 3/31/2026	3,283,934
957,500		E.W. Scripps Co., 2018 Term Loan B–1st Lien, 2.104% (1-month USLIBOR +2.000%), 10/2/2024	956,662
5,002,500		E.W. Scripps Co., 2020 Term Loan B3–1st Lien, 3.750% (1-month USLIBOR +3.000%), 1/7/2028	5,008,053
6,541,539		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 2.604% (1-month USLIBOR +2.500%), 5/22/2024	6,290,083
1,504,058		Entercom Media Corp., 2019 Term Loan–1st Lien, 2.602% (1-month USLIBOR +2.500%), 11/18/2024	1,488,829
5,000,000		Gray Television, Inc., 2021 Term Loan D–1st Lien, 3.099% (1-month USLIBOR +3.000%), 12/1/2028	4,981,875
10,712,612		iHeartCommunications, Inc., 2020 Incremental Term Loan–1st Lien, 3.750% (1-month USLIBOR +3.250%), 5/1/2026	10,732,698
6,965,000		Magnite, Inc., Term Loan–1st Lien, 5.750% (6-month USLIBOR +5.000%), 4/28/2028	6,947,587
2,000,000		NEP Group, Inc., Incremental Term Loan B–1st Lien, 6.250% (PRIME +3.000%), 10/19/2025	1,983,750
8,306,693		NEP/NCP Holdco, Inc., 2018 Term Loan–1st Lien, 3.354% (1-month USLIBOR +3.250%), 10/20/2025	8,157,837
4,500,000		NEP/NCP Holdco, Inc., 2018 Term Loan–2nd Lien, 7.104% (1-month USLIBOR +7.000%), 10/19/2026	4,423,500
359,055		Nexstar Broadcasting, Inc., 2018 Term Loan B3–1st Lien, 2.354% (1-month USLIBOR +2.250%), 1/17/2024	358,954
2,588,237		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 2.599% (3-month USLIBOR +2.500%), 9/18/2026	2,586,633
578,699		Nielsen Finance LLC, Term Loan B4–1st Lien, 2.102% (1-month USLIBOR +2.000%), 10/4/2023	579,061
526,866		Outfront Media Capital LLC, 2019 Term Loan B–1st Lien, 1.852% (1-month USLIBOR +1.750%), 11/18/2026	520,938
7,293,231		Recorded Books, Inc., 2021 Term Loan–1st Lien, 4.105% (1-month USLIBOR +4.000%), 8/29/2025	7,297,133
4,975,000		Sinclair Television Group, Inc., 2021 Term Loan B3–1st Lien, 3.110% (1-month USLIBOR +3.000%), 4/1/2028	4,889,505
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Media Entertainment—continued
$ 5,380,675		Terrier Media Buyer, Inc., 2021 Term Loan–1st Lien, 3.604% (1-month USLIBOR +3.500%), 12/17/2026	$ 5,362,515
6,000,000	[2]	Univision Communications, Inc., 2021 Term Loan B–1st Lien, TBD, 5/21/2028	5,998,920
1,855,239		WMG Acquisition Corp., 2021 Term Loan G–1st Lien, 2.229% (1-month USLIBOR +2.120%), 1/20/2028	1,850,832
		TOTAL	107,645,821
		Metals & Mining—0.1%
2,493,750		Grinding Media, Inc., 2021 Term Loan B–1st Lien, 4.750% (3-month USLIBOR +4.000%), 10/12/2028	2,495,309
		Midstream—0.1%
1,990,000		DT Midstream, Inc., Term Loan B–1st Lien, 2.500% (3-month USLIBOR +2.000%, 6-month USLIBOR+2.000%), 6/26/2028	1,996,378
		Oil Field Services—0.0%
843,373		Apergy Corp., 2018 Term Loan–1st Lien, 2.625% (1-month USLIBOR +2.500%), 5/9/2025	840,211
		Other—0.4%
4,000,000	[2]	ABG Intermediate Holdings 2 LLC, 2021 Term Loan–2nd Lien, TBD, 12/20/2029	4,020,000
4,000,000	[2]	ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1–1st Lien, TBD, 12/21/2028	3,985,000
		TOTAL	8,005,000
		Packaging—2.2%
166,667		Anchor Glass Container Corp., 2016 Term Loan–2nd Lien, 8.750% (3-month USLIBOR +7.750%), 12/7/2024	76,235
237,600		Anchor Glass Container Corp., 2020 Incremental Term Loan–1st Lien, 6.000% (3-month USLIBOR +5.000%), 12/7/2023	205,326
7,512,113		BWAY Holding Co., 2017 Term Loan B–1st Lien, 3.354% (1-month USLIBOR +3.250%), 4/3/2024	7,426,926
12,369,988		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 4.500% (1-month USLIBOR +3.750%), 12/1/2027	12,411,551
4,859,806		Flex Acquisition Co., Inc., 2018 Incremental Term Loan–1st Lien, 3.131% (3-month USLIBOR +3.000%), 6/29/2025	4,823,090
3,241,995		Flex Acquisition Co., Inc., 2021 Term Loan–1st Lien, 4.000% (3-month USLIBOR +3.500%), 3/2/2028	3,239,499
2,970,000		Reynolds Group Holdings, Inc., 2020 Term Loan B2–1st Lien, 3.354% (1-month USLIBOR +3.250%), 2/5/2026	2,957,704
5,248,896		Trident TPI Holdings, Inc., 2017 Term Loan B1–1st Lien, 4.250% (3-month USLIBOR +3.250%), 10/17/2024	5,256,690
620,492		Trident TPI Holdings, Inc., 2021 Delayed Draw Term Loan–1st Lien, 4.000%–4.500% (3-month USLIBOR Unfunded +4.000%), 9/15/2028	620,976
4,367,935		Trident TPI Holdings, Inc., 2021 Incremental Term Loan–1st Lien, 4.500% (3-month USLIBOR +4.000%), 9/15/2028	4,371,342
		TOTAL	41,389,339
		Pharmaceuticals—2.3%
10,889,458		ICON Luxembourg S.a.r.l., LUX Term Loan–1st Lien, 2.750% (3-month USLIBOR +2.250%), 7/3/2028	10,906,826
2,713,115		ICON Luxembourg S.a.r.l., US Term Loan–1st Lien, 2.750% (3-month USLIBOR +2.250%), 7/3/2028	2,717,443
7,960,000		Jazz Financing Lux S.a.r.l., Term Loan–1st Lien, 4.000% (1-month USLIBOR +3.500%), 5/5/2028	7,999,322
3,970,763		Mallinckrodt International Finance S.A., 2018 Term Loan B–1st Lien, 6.250% (3-month USLIBOR +5.500%), 2/24/2025	3,725,429
4,607,268		Mallinckrodt International Finance S.A., Term Loan B–1st Lien, 6.000% (3-month USLIBOR +5.250%), 9/24/2024	4,322,977
5,785,000		Organon & Co, Term Loan–1st Lien, 3.500% (3-month USLIBOR +3.000%), 6/2/2028	5,798,855
8,000,000	[2]	Sharp Midco LLC, 2021 Term Loan B–1st Lien, TBD, 12/14/2028	8,010,000
		TOTAL	43,480,852
		Restaurant—0.6%
4,782,986		1011778 B.C. Unltd. Liability Co., Term Loan B4–1st Lien, 1.854% (1-month USLIBOR +1.750%), 11/19/2026	4,726,188
6,930,000		IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.250%), 12/15/2027	6,939,737
		TOTAL	11,665,925
		Retailers—0.8%
7,443,750		Academy, Ltd., 2021 Term Loan–1st Lien, 4.500% (1-month USLIBOR +3.750%), 11/5/2027	7,472,818
4,962,500		Petco Health and Wellness Co., Inc., 2021 Term Loan B–1st Lien, 4.000% (3-month USLIBOR +3.250%), 3/3/2028	4,962,872
2,493,750		PetSmart, Inc., 2021 Term Loan B–1st Lien, 4.500% (3-month USLIBOR +3.750%), 2/11/2028	2,500,770
		TOTAL	14,936,460
		Services—1.9%
4,451,152		Da Vinci Purchaser Corp., 2019 Term Loan–1st Lien, 5.000% (3-month USLIBOR +4.000%), 1/8/2027	4,462,280
5,351,265		Emerald TopCo, Inc., Term Loan–1st Lien, 3.629% (3-month USLIBOR +3.500%), 7/24/2026	5,334,542
3,962,556		GT Polaris, Inc., 2021 Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.750%), 9/24/2027	3,974,325
1,212,121		RLG Holdings, LLC, 2021 Delayed Draw Term Loan–1st Lien, 2.125%–5.000% (3-month USLIBOR +4.250%), 7/7/2028	1,211,745
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Services—continued
$ 4,787,879		RLG Holdings, LLC, 2021 Term Loan–1st Lien, 5.000% (3-month USLIBOR +4.250%), 7/7/2028	$ 4,786,395
4,000,000		RLG Holdings, LLC, 2021 Term Loan–2nd Lien, 8.250% (3-month USLIBOR +7.500%), 7/6/2029	3,966,660
304,478		Service Logic Acquisition, Inc., Delayed Draw Term Loan–1st Lien, 4.750% (3-month USLIBOR Unfunded +4.000% ), 10/29/2027	304,097
3,679,229		Service Logic Acquisition, Inc., Term Loan–1st Lien, 4.158%–4.750% (2-month USLIBOR +4.000%, 3-month USLIBOR +4.000%), 10/29/2027	3,674,630
6,772,469		USIC Holdings, Inc., 2021 Term Loan–1st Lien, 4.250% (1-month USLIBOR +3.500%), 5/12/2028	6,772,469
1,000,000		USIC Holdings, Inc., 2021 Term Loan–2nd Lien, 7.250% (1-month USLIBOR +6.500%), 5/14/2029	1,010,250
		TOTAL	35,497,393
		Technology—16.4%
5,000,000	[2]	Altar Bidco, Inc., 2021 Term Loan–1st Lien, TBD, 11/17/2028	4,990,625
5,000,000	[2]	Altar Bidco, Inc., 2021 Term Loan–2nd Lien, TBD, 11/17/2029	5,028,125
7,755,406		Applied Systems, Inc., 2017 Term Loan–1st Lien, 3.500% (3-month USLIBOR +3.250%), 9/19/2024	7,761,223
6,483,750		AppLovin Corp., 2021 Term Loan B–1st Lien, 3.500% (1-month USLIBOR +3.000%), 10/25/2028	6,481,708
4,975,000		Atlas Purchaser, Inc., 2021 Term Loan–1st Lien, 6.000% (3-month USLIBOR +5.250%), 5/8/2028	4,912,812
1,000,000		Atlas Purchaser, Inc., 2021 Term Loan–2nd Lien, 9.750% (3-month USLIBOR +9.000%), 5/7/2029	990,000
3,011,284		Banff Merger Sub, Inc., 2021 Term Loan–1st Lien, 3.974% (3-month USLIBOR +3.750%), 10/2/2025	2,996,227
4,000,000		Banff Merger Sub, Inc., 2021 Term Loan–2nd Lien, 6.000% (3-month USLIBOR +5.500%), 2/27/2026	4,045,820
5,000,000		Barracuda Networks, Inc., 2020 Term Loan–2nd Lien, 7.500% (3-month USLIBOR +6.750%), 10/30/2028	5,048,450
3,883,344		Barracuda Networks, Inc., Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.750%), 2/12/2025	3,900,333
2,000,000		CCC Intelligent Solutions, Inc., Term Loan B–1st Lien, 3.000% (3-month USLIBOR +2.500%), 9/21/2028	2,000,940
5,000,000		Cloudera, Inc., 2021 Term Loan–1st Lien, 4.250% (1-month USLIBOR +3.750%), 10/8/2028	4,992,975
3,000,000		Cloudera, Inc., 2021 Term Loan–2nd Lien, 6.500% (1-month USLIBOR +6.000%), 10/8/2029	3,007,500
3,000,000		ConnectWise, LLC, 2021 Term Loan B–1st Lien, 4.000% (3-month USLIBOR +3.500%), 9/29/2028	2,996,790
4,987,500		CoreLogic, Inc., Term Loan–1st Lien, 4.000% (1-month USLIBOR +3.500%), 6/2/2028	4,989,994
1,979,849		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 4.104% (1-month USLIBOR +4.000%), 10/16/2026	1,978,611
2,000,000		DCert Buyer, Inc., 2021 Term Loan–2nd Lien, 7.104% (1-month USLIBOR +7.000%), 2/19/2029	2,008,330
2,261,979		Diebold, Inc., 2017 Term Loan B–1st Lien, 2.875% (1-month USLIBOR +2.750%), 11/6/2023	2,250,669
7,000,000	[2]	Digi International, Inc., Term Loan B–1st Lien, TBD, 11/1/2028	6,943,125
4,901,669		Dun & Bradstreet Corp., Term Loan–1st Lien, 3.352% (1-month USLIBOR +3.250%), 2/6/2026	4,887,675
2,504,051		Dynatrace LLC, 2018 Term Loan–1st Lien, 2.354% (1-month USLIBOR +2.250%), 8/22/2025	2,499,093
4,987,482		E2open, LLC, 2020 Term Loan B–1st Lien, 4.000% (3-month USLIBOR +3.500%), 2/4/2028	4,999,951
4,937,500		Epicor Software Corp., 2020 Term Loan–1st Lien, 4.000% (1-month USLIBOR +3.250%), 7/30/2027	4,940,043
8,713,746		Finastra USA, Inc., Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.500%), 6/13/2024	8,686,516
4,500,000		Finastra USA, Inc., Term Loan–2nd Lien, 8.250% (3-month USLIBOR +7.250%), 6/13/2025	4,500,517
3,940,000		Fiserv Investment Solutions, Inc., 2020 Term Loan B–1st Lien, 4.160% (3-month USLIBOR +4.000%), 2/18/2027	3,946,895
12,877,444		Gainwell Acquisition Corp., Term Loan B–1st Lien, 4.224% (3-month USLIBOR +4.000%), 10/1/2027	12,927,344
1,469,902		Gigamon, Inc., Term Loan–1st Lien, 4.500% (6-month USLIBOR +3.750%), 12/27/2024	1,472,894
3,940,000		Go Daddy Operating Co., LLC, 2021 Term Loan B4–1st Lien, 2.104% (1-month USLIBOR +2.000%), 8/10/2027	3,912,597
5,955,000		Greeneden U.S. Holdings II, LLC, 2020 Term Loan B4–1st Lien, 4.750% (1-month USLIBOR +4.000%), 12/1/2027	5,982,929
6,215,424		Hyland Software, Inc., 2018 Term Loan–1st Lien, 4.250% (1-month USLIBOR +3.500%), 7/1/2024	6,246,501
6,280,000		Hyland Software, Inc., 2021 Term Loan–2nd Lien, 7.000% (1-month USLIBOR +6.250%), 7/7/2025	6,345,940
2,000,000	[2]	II-VI, Inc. , 2021 Bridge Term Loan B–1st Lien, TBD, 12/8/2028	2,000,420
7,960,000		Ivanti Software, Inc., 2020 Term Loan B–1st Lien, 5.750% (3-month USLIBOR +4.750%), 12/1/2027	7,982,368
3,471,262		Ivanti Software, Inc., 2021 Add On Term Loan B–1st Lien, 4.750% (3-month USLIBOR +4.000%), 12/1/2027	3,458,974
10,890,000		LogMeIn, Inc., Term Loan B–1st Lien, 4.860% (3-month USLIBOR +4.750%), 8/31/2027	10,844,589
223,307		Marcel LUX IV SARL, 2020 Term Loan B–1st Lien, 4.750% (1-month USLIBOR +4.000%), 12/31/2027	223,586
2,000,000		Mediaocean LLC, 2021 Term Loan–1st Lien, 4.000% (1-month USLIBOR +3.500%), 12/15/2028	1,995,000
1,000,000		Mitchell International, Inc., 2021 Term Loan–2nd Lien, 7.000% (3-month USLIBOR +6.500%), 10/15/2029	1,008,250
10,000,000		Mitchell International, Inc., 2021 Term Loan B–1st Lien, 4.250% (3-month USLIBOR +3.750%), 10/15/2028	9,956,250
4,800,386		MLN US HoldCo LLC, 2018 Term Loan–1st Lien, 4.603% (1-month USLIBOR +4.500%), 11/30/2025	4,650,926
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 1,000,000		MLN US HoldCo LLC, 2018 Term Loan–2nd Lien, 8.853% (1-month USLIBOR +8.750%), 11/30/2026	$ 916,875
2,930,050		NCR Corp., 2019 Term Loan–1st Lien, 2.630% (3-month USLIBOR +2.500%), 8/28/2026	2,908,089
6,000,000		NEXUS Buyer LLC, 2021 Term Loan–2nd Lien, 6.750% (1-month USLIBOR +6.250%), 10/29/2029	6,011,250
2,949,899		NEXUS Buyer LLC, Term Loan B–1st Lien, 3.854% (1-month USLIBOR +3.750%), 11/9/2026	2,940,415
2,303,902		Optiv Security, Inc., Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.250%), 2/1/2024	2,284,779
2,000,000		Optiv Security, Inc., Term Loan–2nd Lien, 8.250% (3-month USLIBOR +7.250%), 2/1/2025	1,997,500
2,000,000		Ping Identity Corp., 2021 Term Loan B–1st Lien, 4.250% (SOFRTE +3.750%), 11/22/2028	2,003,750
7,920,000		Planview Parent, Inc., Term Loan–1st Lien, 4.750% (3-month USLIBOR +4.000%), 12/17/2027	7,934,850
2,925,450		Project Alpha Intermediate Holding, Inc., 2021 Term Loan B–1st Lien, 5.000% (1-month USLIBOR +4.000%), 4/26/2024	2,933,685
5,145,614		Project Boost Purchaser, LLC, 2019 Term Loan B–1st Lien, 3.604% (1-month USLIBOR +3.500%), 6/1/2026	5,148,830
2,493,750		Project Boost Purchaser, LLC, 2021 Incremental Term Loan–1st Lien, 3.604% (1-month USLIBOR +3.500%), 5/30/2026	2,496,867
5,855,925		Project Leopard Holdings, Inc., 2019 Term Loan–1st Lien, 5.750% (3-month USLIBOR +4.750%), 7/7/2024	5,870,564
5,955,000		Rackspace Technology Global, Inc., 2021 Term Loan B–1st Lien, 3.500% (3-month USLIBOR +2.750%), 2/15/2028	5,918,347
4,873,725		Renaissance Holding Corp., 2018 Term Loan–1st Lien, 3.354% (1-month USLIBOR +3.250%), 5/30/2025	4,834,126
3,500,000		Renaissance Holding Corp., 2018 Term Loan–2nd Lien, 7.104% (1-month USLIBOR +7.000%), 5/29/2026	3,519,688
4,862,500		Rocket Software, Inc., 2018 Term Loan–1st Lien, 4.354% (1-month USLIBOR +4.250%), 11/28/2025	4,842,758
2,985,000		Rocket Software, Inc., 2021 Incremental Term Loan B–1st Lien, 4.750% (1-month USLIBOR +4.250%), 11/28/2025	2,985,373
2,932,500		S2P Acquisition Borrower, Inc., Term Loan–1st Lien, 4.102% (1-month USLIBOR +4.000%), 8/14/2026	2,933,424
1,085,087		Science Applications International Corp., 2020 Incremental Term Loan B–1st Lien, 1.979% (1-month USLIBOR +1.870%), 3/12/2027	1,084,973
1,940,000		Severin Acquisition, LLC, 2018 Term Loan B–1st Lien, 3.104% (1-month USLIBOR +3.000%), 8/1/2025	1,933,336
1,488,750		Sophia, L.P., 2020 Term Loan–1st Lien, 3.724% (3-month USLIBOR +3.500%), 10/7/2027	1,490,053
4,637,995		Tempo Acquisition LLC, 2020 Extended Term Loan–1st Lien, 3.750% (1-month USLIBOR +3.250%), 11/2/2026	4,649,590
997,500		Tempo Acquisition LLC, 2021 Term Loan B–1st Lien, 3.500% (1-month USLIBOR +3.000%), 8/31/2028	1,002,074
5,000,000		Tibco Software, Inc., 2020 Term Loan–2nd Lien, 7.250% (1-month USLIBOR +7.250%), 3/3/2028	5,026,025
7,420,520		Tibco Software, Inc., 2020 Term Loan B3–1st Lien, 3.860% (1-month USLIBOR +3.750%), 6/30/2026	7,374,142
2,000,000	[2]	Trans Union LLC, 2021 Term Loan B6–1st Lien, TBD, 12/1/2028	1,997,500
6,946,344		Ultimate Software Group, Inc., 2021 Term Loan–1st Lien, 3.750% (3-month USLIBOR +3.250%), 5/4/2026	6,921,719
2,500,000	[2]	Ultimate Software Group, Inc., 2021 Term Loan–2nd Lien, TBD, 5/3/2027	2,515,113
2,428,940		Ultimate Software Group, Inc., Term Loan B–1st Lien, 3.854% (1-month USLIBOR +3.750%), 5/4/2026	2,424,932
8,902,625		Veritas US, Inc., 2021 Term Loan B–1st Lien, 6.000% (3-month USLIBOR +5.000%), 9/1/2025	8,913,753
5,388,751		VS Buyer, LLC, Term Loan B–1st Lien, 3.104% (1-month USLIBOR +3.000%), 2/28/2027	5,375,279
2,970,000		Weld North Education, LLC, 2021 Term Loan B–1st Lien, 4.250% (1-month USLIBOR +3.750%), 12/21/2027	2,974,336
		TOTAL	312,957,510
		Transportation Services—0.9%
2,947,725		Buckeye Partners, L.P., 2021 Term Loan B–1st Lien, 3.500% (1-month USLIBOR +2.250%), 11/1/2026	2,940,355
1,460,784		First Student Bidco, Inc., Term Loan B–1st Lien, 3.500% (3-month USLIBOR +3.000%), 7/21/2028	1,456,526
539,216		First Student Bidco, Inc., Term Loan C–1st Lien, 3.500% (3-month USLIBOR +3.000%), 7/21/2028	537,644
3,930,000		Genesee & Wyoming, Inc. (New), Term Loan–1st Lien, 2.224% (3-month USLIBOR +2.000%), 12/30/2026	3,910,350
1,000,000		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 4.750% (3-month USLIBOR +3.750%), 10/20/2027	1,060,000
6,947,500		United Airlines, Inc., 2021 Term Loan B–1st Lien, 4.500% (3-month USLIBOR +3.750%), 4/21/2028	6,988,143
		TOTAL	16,893,018
		Utility - Electric—0.5%
3,549,083		Calpine Construction Finance Co., L.P., 2017 Term Loan B–1st Lien, 2.104% (1-month USLIBOR +2.000%), 1/15/2025	3,525,429
3,945,076		Calpine Corp., 2020 Term Loan B5–1st Lien, 2.610% (1-month USLIBOR +2.500%), 12/16/2027	3,924,521
1,667,142		Vistra Operations Co. LLC, Term Loan B3–1st Lien, 1.854%–1.859% (1-month USLIBOR +1.750%), 12/31/2025	1,656,789
		TOTAL	9,106,739
		Wireless Communications—0.5%
4,423,125		Hunter Holdco 3 Ltd., Term Loan B–1st Lien, 4.750% (3-month USLIBOR +4.250%), 8/19/2028	4,436,969
3,910,684		Iridium Satellite LLC, 2021 Term Loan B2–1st Lien, 3.250% (1-month USLIBOR +2.500%), 11/4/2026	3,914,888
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Wireless Communications—continued
$ 2,000,000		Titan AcquisitionCo New Zealand Ltd., 2021 Term Loan–1st Lien, 4.500% (3-month USLIBOR +4.000%), 10/18/2028	$ 1,998,330
		TOTAL	10,350,187
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,405,806,202)	1,414,380,806
		CORPORATE BONDS—15.1%
		Aerospace/Defense—0.3%
63,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	72,506
3,000,000		TransDigm, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	3,168,705
2,000,000		TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	2,057,500
		TOTAL	5,298,711
		Airlines—0.3%
4,975,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	5,181,114
		Automotive—0.7%
7,025,000		Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	6,945,969
2,000,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	2,032,420
4,000,000		Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,999,380
		TOTAL	12,977,769
		Building Materials—0.4%
2,125,000		Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,090,798
2,500,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	2,609,800
3,475,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	3,570,406
		TOTAL	8,271,004
		Cable Satellite—1.0%
5,500,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	5,638,600
5,000,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.250%, 12/1/2026	5,088,300
6,000,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	6,054,300
2,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	2,898,000
		TOTAL	19,679,200
		Chemicals—0.9%
3,800,000		Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	3,730,023
250,000		INEOS Quattro Finance 2, Sec. Fac. Bond, 144A, 3.375%, 1/15/2026	251,206
1,125,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,145,847
3,000,000		Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	2,987,685
7,200,000		Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	7,081,488
2,000,000		WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	2,056,760
		TOTAL	17,253,009
		Consumer Cyclical Services—0.4%
3,750,000		Allied Universal Holdings Co. LLC / Allied Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	3,754,219
625,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	622,587
4,000,000		Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	3,556,320
		TOTAL	7,933,126
		Consumer Products—0.2%
4,000,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	4,088,280
		Diversified Manufacturing—0.2%
750,000		CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	776,081
2,075,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	2,202,146
		TOTAL	2,978,227
		Finance Companies—0.4%
5,150,000		United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	5,252,150
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 2,850,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	$ 2,859,975
	TOTAL	8,112,125
	Food & Beverage—0.1%
2,275,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	2,393,960
	Gaming—1.3%
1,200,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,249,704
1,925,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	2,022,982
2,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	2,092,000
16,000,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	16,819,120
2,000,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	2,133,320
	TOTAL	24,317,126
	Health Care—2.4%
5,000,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	4,963,500
2,675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	2,771,661
5,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	5,261,700
2,875,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,911,254
3,400,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	3,547,951
2,525,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	2,546,639
3,000,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	3,142,380
4,000,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	3,993,880
4,025,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	4,086,442
10,000,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	9,525,150
1,500,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,580,475
1,000,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	1,058,255
	TOTAL	45,389,287
	Independent Energy—0.9%
3,750,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	3,814,087
2,000,000	EQT Corp., Sr. Unsecd. Note, 6.625%, 2/1/2025	2,257,540
650,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	683,456
3,150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	3,680,775
6,000,000	Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	6,474,375
	TOTAL	16,910,233
	Industrial - Other—0.3%
2,000,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	2,007,950
1,000,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	1,001,530
2,475,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	2,605,012
	TOTAL	5,614,492
	Insurance - P&C—0.6%
2,000,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,017,080
4,000,000	NFP Corp., Sec. Fac. Bond, 4.875%, 8/15/2028	4,046,080
6,000,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	6,026,280
	TOTAL	12,089,440
	Leisure—0.1%
2,000,000	Live Nation Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 5/15/2027	2,189,910
	Media Entertainment—0.9%
6,000,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	5,941,200
6,653,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	6,911,003
3,000,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	3,115,800
1,050,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,076,602
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$ 875,000		Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	$ 929,504
		TOTAL	17,974,109
		Metals & Mining—0.3%
4,126,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 4.500%, 4/1/2026	4,130,745
1,725,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,831,708
		TOTAL	5,962,453
		Midstream—0.5%
2,000,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,074,500
3,375,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	3,722,777
2,275,000		EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,476,610
575,000		Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	605,786
		TOTAL	8,879,673
		Oil Field Services—0.3%
2,825,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	2,927,237
2,000,000		USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,082,190
		TOTAL	5,009,427
		Packaging—0.3%
3,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	3,100,605
2,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	2,014,750
		TOTAL	5,115,355
		Pharmaceuticals—1.1%
2,750,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	2,534,331
5,000,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	4,420,325
5,708,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	5,821,218
4,000,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	2,986,120
2,875,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	2,823,178
525,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	536,482
2,000,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	2,046,860
		TOTAL	21,168,514
		Retailers—0.2%
3,350,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	3,560,849
		Technology—0.8%
3,000,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	3,149,535
2,800,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	3,017,938
1,175,000		Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	1,209,850
1,075,000		II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,100,048
1,000,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,013,040
2,000,000		NCR Corp., 144A, 5.125%, 4/15/2029	2,074,020
4,000,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	3,908,020
		TOTAL	15,472,451
		Transportation Services—0.2%
4,700,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	4,831,530
		TOTAL CORPORATE BONDS (IDENTIFIED COST $285,936,894)	288,651,374
	[1]	ASSET-BACKED SECURITIES—4.6%
		Finance Companies—4.4%
1,000,000		Anchorage Capital CLO, LTD., 2016-9A, Class DR2, 3.724% (3-month USLIBOR +3.600%), 7/15/2032	1,004,385
3,000,000		Anchorage Capital CLO, LTD., 2016-9A, Class ER2, 6.943% (3-month USLIBOR +6.820%), 7/15/2032	2,986,435
2,000,000		Anchorage Capital CLO, LTD., 2020-15A, Class DR, 3.532% (3-month USLIBOR +3.400%), 7/20/2034	1,987,322
2,000,000		Anchorage Capital CLO, LTD., 2020-15A, Class ER, 7.531% (3-month USLIBOR +7.400%), 7/20/2034	2,025,659
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—continued
		Finance Companies—continued
$ 1,600,000		Ballyrock LTD., 2020-14A, Class C, 3.732% (3-month USLIBOR +3.600%), 1/20/2034	$ 1,612,558
2,500,000		Dryden Senior Loan Fund 2018-61A, Class DR, 3.222% (3-month USLIBOR +3.100%), 1/17/2032	2,500,297
2,250,000		Dryden Senior Loan Fund 2021-87A, Class D, 3.110% (3-month USLIBOR +2.950%), 5/20/2034	2,229,205
2,000,000		Dryden Senior Loan Fund 2021-87A, Class E, 6.309% (3-month USLIBOR +6.150%), 5/20/2034	1,989,402
500,000		Dryden Senior Loan Fund 2021-90A, Class D, 3.160% (3-month USLIBOR +3.000%), 2/20/2035	502,604
1,925,000		Dryden Senior Loan Fund 2021-90A, Class E, 6.409% (3-month USLIBOR +6.250%), 2/20/2035	1,917,388
3,200,000		Dryden Senior Loan Fund 2021-93A, Class E, 6.410% (3-month USLIBOR +6.250%), 1/15/2034	3,181,658
1,500,000		Elmwood CLO, X LTD., 2021-3A, Class D, 2.990% (3-month USLIBOR +2.900%), 10/20/2034	1,506,412
3,000,000		Elmwood CLO, X LTD., 2021-3A, Class E, 5.939% (3-month USLIBOR +5.850%), 10/20/2034	3,015,238
500,000		Elmwood CLO, XI LTD., 2021-4A, Class D, 3.087% (3-month USLIBOR +2.950%), 10/20/2034	502,500
1,750,000		Elmwood CLO, XI LTD., 2021-4A, Class E, 6.137% (3-month USLIBOR +6.000%), 10/20/2034	1,694,566
750,000		GoldenTree Loan Management US 2020-7A, Class CR, 2.182% (3-month USLIBOR +2.050%), 4/20/2034	750,371
3,500,000		GoldenTree Loan Management US 2020-7A, Class DR, 3.282% (3-month USLIBOR +3.150%), 4/20/2034	3,502,156
1,750,000		Magnetite CLO, LTD., 2020-28A, Class ER, 6.380% (3-month USLIBOR +6.150%), 1/20/2035	1,743,167
750,000		Magnetite CLO, LTD., 2021-30A, Class D, 3.082% (3-month USLIBOR +2.950%), 10/25/2034	753,734
2,425,000		Magnetite CLO, LTD., 2021-30A, Class E, 6.332% (3-month USLIBOR +6.200%), 10/25/2034	2,375,907
1,000,000		Magnetite CLO, LTD., 2021-31A, Class D, 3.109% (3-month USLIBOR +3.000%), 7/15/2034	1,005,654
3,000,000		Magnetite CLO, LTD., 2021-31A, Class E, 6.108% (3-month USLIBOR +6.000%), 7/15/2034	2,980,135
1,250,000		Neuberger Berman CLO, LTD., 2020-39A, Class C, 2.382% (3-month USLIBOR +2.250%), 1/20/2032	1,252,090
1,000,000		Neuberger Berman CLO, LTD., 2020-39A, Class D, 3.732% (3-month USLIBOR +3.600%), 1/20/2032	1,005,251
2,500,000		OCP CLO, LTD., 2019-16A, Class DR, 3.271% (3-month USLIBOR +3.150%), 4/10/2033	2,507,883
1,000,000		OCP CLO, LTD., 2020-18A, Class CR, 2.082% (3-month USLIBOR +1.950%), 7/20/2032	996,689
2,750,000		OCP CLO, LTD., 2020-18A, Class DR, 3.332% (3-month USLIBOR +3.200%), 7/20/2032	2,758,930
2,750,000		OCP CLO, LTD., 2020-8RA, Class C, 3.872% (3-month USLIBOR +3.750%), 1/17/2032	2,768,316
1,000,000		OSD CLO, LTD., 2021-23A, Class D, 2.960% (3-month USLIBOR +2.950%), 4/17/2031	1,000,500
3,000,000		OSD CLO, LTD., 2021-23A, Class E, 6.009% (3-month USLIBOR +6.000%), 4/17/2031	3,001,500
1,000,000		Parallel LTD., 2020-1A, Class CR, 3.532% (3-month USLIBOR +3.400%), 7/20/2034	989,343
2,000,000		Parallel LTD., 2020-1A, Class DR, 6.631% (3-month USLIBOR +6.500%), 7/20/2034	1,965,282
3,500,000		Parallel LTD., 2021-1A, Class D, 3.574% (3-month USLIBOR +3.450%), 7/15/2034	3,444,679
950,000		Parallel LTD., 2021-1A, Class E, 6.593% (3-month USLIBOR +6.470%), 7/15/2034	957,052
2,000,000		Pikes Peak CLO7, 2021-9A, Class E, 6.712% (3-month USLIBOR +6.580%), 10/27/2034	1,991,516
1,250,000		Pikes Peak CLO9, 2021-7A, Class D, 3.580% (3-month USLIBOR +3.400%), 2/25/2034	1,257,233
1,000,000		Rockland Park CLO, LTD., 2021-1A, Class C, 2.032% (3-month USLIBOR +1.900%), 4/20/2034	991,696
2,000,000		Rockland Park CLO, LTD., 2021-1A, Class E, 6.381% (3-month USLIBOR +6.250%), 4/20/2034	2,011,142
3,000,000	[2]	Stratus CLO, LTD., 2021-2A, Class E, TBD, 12/28/2029	3,001,500
3,250,000		Symphony CLO, LTD., 2016 - 18A, Class DR, 3.379% (3-month USLIBOR +3.250%), 7/23/2033	3,262,262
2,000,000		Symphony CLO, LTD., 2016 - 18A, Class ER, 7.198% (3-month USLIBOR +7.070%), 7/23/2033	2,023,491
1,000,000		Symphony CLO, LTD., 2021-29A, Class D, 3.391% (3-month USLIBOR +3.150%), 1/15/2034	997,166
3,000,000		Symphony CLO, LTD., 2021-29A, Class E, 6.501% (3-month USLIBOR +6.250%), 1/15/2034	2,989,047
		TOTAL	82,939,321
		Other—0.2%
4,000,000		Symphony Static CLO I, LTD., 2021-1A, Class E1, 5.479% (3-month USLIBOR +5.350%), 10/25/2029	3,918,948
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $87,021,000)	86,858,269
		COMMON STOCKS—0.0%
		Consumer Cyclical Services—0.0%
46,202	[3]	Constellis Holdings LLC	53,918
		Midstream—0.0%
31,464	[3]	Summit Midstream Partners LP	698,501
		TOTAL COMMON STOCKS (IDENTIFIED COST $674,294)	752,419
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		WARRANT—0.0%
		Health Care—0.0%
148	[3,4]	Carestream Health, Inc., Warrants (IDENTIFIED COST $0)	$ 1
		EXCHANGE-TRADED FUNDS—7.2%
2,200,000		Invesco Senior Loan ETF	48,620,000
1,950,000		SPDR Blackstone Senior Loan ETF	88,978,500
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $137,328,250)	137,598,500
		INVESTMENT COMPANY—2.2%
41,325,729		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5] (IDENTIFIED COST $41,316,227)	41,325,729
		TOTAL INVESTMENT IN SECURITIES—103.3% (IDENTIFIED COST $1,958,082,867)[6]	1,969,567,098
		OTHER ASSETS AND LIABILITIES - NET—(3.3)%[7]	(63,723,811)
		TOTAL NET ASSETS—100%	$1,905,843,287
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2021	$103,423,369
Purchases at Cost	$532,435,991
Proceeds from Sales	$(594,510,692)
Change in Unrealized Appreciation/Depreciation	$(26,769)
Net Realized Gain/(Loss)	$3,830
Value as of 12/31/2021	$41,325,729
Shares Held as of 12/31/2021	41,325,729
Dividend Income	$5,573
Gain Distributions Received	$12,031

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at December 31, 2021 where the rate will be determined at time of settlement.
3	Non-income-producing security.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,954,727,985.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$1,414,380,806	$—	$1,414,380,806
Corporate Bonds	—	288,651,374	—	288,651,374
Asset-Backed Securities	—	86,858,269	—	86,858,269
Warrant	—	—	1	1
Exchange-Traded Funds	137,598,500	—	—	137,598,500
Equity Securities:
Common Stocks
Domestic	752,419	—	—	752,419
Investment Company	41,325,729	—	—	41,325,729
TOTAL SECURITIES	$179,676,648	$1,789,890,449	$1	$1,969,567,098

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
PIK	—Payment in Kind
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2021	Year Ended June 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.69	$9.14	$9.83	$10.02	$10.12	$9.90
Income From Investment Operations:
Net investment income (loss)	0.22	0.43	0.49	0.59	0.53	0.49
Net realized and unrealized gain (loss)	(0.04)	0.52	(0.69)	(0.20)	(0.10)	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.95	(0.20)	0.39	0.43	0.71
Less Distributions:
Distributions from net investment income	(0.22)	(0.40)	(0.49)	(0.58)	(0.53)	(0.49)
Net Asset Value, End of Period	$9.65	$9.69	$9.14	$9.83	$10.02	$10.12
Total Return[1]	1.92%	10.50%	(2.15)%	4.02%	4.32%	7.31%
Ratios to Average Net Assets:
Net expenses[2]	0.05%[3]	0.05%	0.06%	0.06%	0.05%	0.08%
Net investment income	4.62%[3]	4.47%	5.22%	5.98%	5.27%	4.90%
Expense waiver/reimbursement[4]	—%	—%	—%	—%	—%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,905,843	$1,968,305	$1,148,240	$1,043,884	$927,849	$793,870
Portfolio turnover[6]	34%	31%	43%	38%	31%	39%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $41,325,729 of investments in an affiliated holding* (identified cost $1,958,082,867)	$1,969,567,098
Income receivable	13,080,997
Income receivable from an affiliated holding	2,359
Receivable for investments sold	15,301,381
Receivable for shares sold	2,000,000
Total Assets	1,999,951,835
Liabilities:
Payable for investments purchased	90,741,360
Payable for shares redeemed	34,000
Income distribution payable	3,170,677
Accrued expenses (Note 5)	162,511
Total Liabilities	94,108,548
Net assets for 197,528,712 shares outstanding	$1,905,843,287
Net Assets Consist of:
Paid-in capital	$1,959,706,331
Total distributable earnings (loss)	(53,863,044)
Total Net Assets	$1,905,843,287
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,905,843,287 ÷ 197,528,712 shares outstanding, no par value, unlimited shares authorized	$9.65

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended December 31, 2021 (unaudited)

Investment Income:
Interest	$40,583,919
Dividends (including $5,573 received from an affiliated holding*)	1,827,498
TOTAL INCOME	42,411,417
Expenses:
Administrative fee (Note 5)	3,134
Custodian fees	26,426
Transfer agent fees	61,445
Directors’/Trustees’ fees (Note 5)	5,772
Auditing fees	18,299
Legal fees	5,358
Portfolio accounting fees	277,461
Share registration costs	1,080
Printing and postage	9,459
Miscellaneous (Note 5)	11,455
TOTAL EXPENSES	419,889
Net investment income	41,991,528
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $3,830 on sales of investments in an affiliated holding*)	6,082,579
Realized gain distribution from affiliated investment company shares*	12,031
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(26,769) on investments in an affiliated holding*)	(13,490,556)
Net realized and unrealized gain (loss) on investments	(7,395,946)
Change in net assets resulting from operations	$34,595,582

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2021	Year Ended 6/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$41,991,528	$69,477,504
Net realized gain (loss)	6,094,610	1,743,569
Net change in unrealized appreciation/depreciation	(13,490,556)	76,103,106
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,595,582	147,324,179
Distributions to Shareholders	(41,740,222)	(64,845,212)
Share Transactions:
Proceeds from sale of shares	506,623,950	978,208,250
Net asset value of shares issued to shareholders in payment of distributions declared	25,852,805	44,858,187
Cost of shares redeemed	(587,793,600)	(285,480,181)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(55,316,845)	737,586,256
Change in net assets	(62,461,485)	820,065,223
Net Assets:
Beginning of period	1,968,304,772	1,148,239,549
End of period	$1,905,843,287	$1,968,304,772
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon
Semi-Annual Shareholder Report

demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 12/31/2021	Year Ended 6/30/2021
Shares sold	52,469,094	103,103,118
Shares issued to shareholders in payment of distributions declared	2,679,254	4,692,574
Shares redeemed	(60,783,035)	(30,279,230)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(5,634,687)	77,516,462
4. FEDERAL TAX INFORMATION
At December 31, 2021, the cost of investments for federal tax purposes was $1,954,727,985. The net unrealized appreciation of investments for federal tax purposes was $14,839,113. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,820,686 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,981,573.
As of June 30, 2021, the Fund had a capital loss carryforward of $75,284,283 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$10,728,354	$64,555,929	$75,284,283
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2021, were as follows:
Purchases	$612,618,899
Sales	$622,939,006
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2021, the Fund had no outstanding loans. During the six months ended December 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2021, there were no outstanding loans. During the six months ended December 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period[1]
Actual	$1,000	$1,019.20	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.95	$0.26

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Bank Loan Core Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s fees and expenses, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Semi-Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund underperformed its benchmark index. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds (excluding the Fund), the Board received information generally covering not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Semi-Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with no advisory fee, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the Trust) has adopted and implemented a liquidity risk management program (the “Program”) for Bank Loan Core Fund (the “Fund” and collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund established an HLIM during the Period, information regarding the methodology in determining the HLIM and whether the HLIM continues to be appropriate, including whether the Fund has invested below its HLIM and the operation of the procedures for monitoring this limit and for responding to any shortfall, and the fact that based on this review the Administrator did not recommend any changes to the HLIM; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Bank Loan Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450803 (2/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date February 22, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2022